UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2008

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (October 10, 2008)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 30
Form 13F Information table Value Total(x 1000): $632,103



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other


SPDR TR			Common	78462F103	294,096		2,535,530	X		      2,535,530
ISHARES S&P 500 INDEX	Common	464287200	 62,090		  531,500 	X			531,500
PowerShares		Common	73935A104	 42,432		1,090,505 	X		      1,090,505
DIAMONDS TRUST SERIES 1	Common	252787106	 41,729		  385,100 	X			385,100
ISHARES S&P 100 INDEX	Common	464287101	 41,164		  776,100 	X			776,100
VANGUARD LARGE CAPE	Common	922908637	 11,368		  216,000 	X			216,000
TEVA PHARMACEUTICALS	Common 	881624209	 11,159		  243,700 	X			243,700
AMERICA MOVIL ADR	Common 	02364W105	 11,058		  238,534 	X			238,534
CISCO SYS INC		Common	17275R102	 11,021		  488,500 	X			488,500
AFLAC INCORPORATED	Common	001055102	 10,628		  180,900 	X			180,900
DIAGEO PLC-SPONSOR ADR	Common	25243Q205	  9,344		  135,700 	X			135,700
MONSANTO CO		Common	61166W101	  9,235		   93,300 	X			 93,300
DEERE & COMPANY		Common	244199105	  8,291		  167,500 	X			167,500
SUNCOR ENERGY INC	Common	867229106	  8,070		  191,500 	X			191,500
APPLE COMPUTER INC	Common	037833100	  7,877		   69,300 	X			 69,300
BAKER HUGHES		Common	057224107	  7,216		  119,200 	X			119,200
FLUOR CORP		Common	343412102	  7,074		  127,000 	X			127,000
SPDR FINANCIAL INDEX	Common	81369Y605	  6,029		  303,100 	X			303,100
WEATHERFORD INTERNTL	Common	G95089101	  5,868		  233,400 	X			233,400
SUNPOWER CORPORATION	Common	867652109	  5,724		   80,700 	X			 80,700
CORNING INC.		Common	219350105	  4,978		  318,300 	X			318,300
HANESBRANDS INC.	Common	410345102	  4,013		  184,500 	X			184,500
INTEL CORP		Common 	458140100	  1,195 	   63,800 	X			 63,800
LENNAR CORPORATION	Common	526057104	    775	 	   51,000 	X			 51,000
DISCOVERY LABORATORIES	Common	254668106	    449	 	  240,000 	X			240,000
ALEXZA PHARMACEUTICALS	Common 	015384100	    342		   69,246 	X			 69,246
AMICUS THERAPEUTICS INC	Common	03152W109	    335		   22,162 	X			 22,162
NEUROGESX INC		Common	641252101	  1,143		  459,032 	X			459,032
INSULET			Common	45784P101	  5,318		  382,065 	X			382,065
ENTROPIC COMMUNICATIONS	Common	29384R105	  2,082		1,476,954 	X		      1,476,954


GRAND TOTALS				        632,103


